Nature of Operations and Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | segment	1		1
Bad debt expense	$ 1,340	$ 685	$ 2,208	$ 793	$ 86
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 706	$ 374	374
Additions			1,920
Write-offs, net of recoveries			(1,588)
Ending balance			$ 706	$ 374